Goodwill	9 Months Ended
Sep. 30, 2026
Goodwill [Abstract]
Goodwill	Goodwill

$
Balance – December 31, 2025	14,541
Additions	40,055
Effects of foreign exchange	(1,075)
Balance – September 30, 2026	53,521